FINANCIAL RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2025
FINANCIAL RISK MANAGEMENT
Schedule of Exposure
	December 31	December 31
Exposure	2025	2024
Interest, refundable deposits, and other receivables	$61	$103
Restricted cash	976	984
Cash and cash equivalents	54,734	16,142
Total exposure	$55,771	$17,229

Schedule of Financial Assets and Liabilities
	December 31	December 31
	2025	2024
Financial assets:
Amounts receivable	$148	$178
Cash and cash equivalents and restricted cash	50,186	16,094
	50,334	16,272
Financial liabilities:
Non-current trade payables	(358)	(548)
Convertible notes liability and derivative on convertible notes	(100,446)	(38,055)
Current trade and other payables	(657)	(915)
Payables to related parties	(87)	(222)
	(101,548)	(39,740)
Net financial liabilities exposed to foreign currency risk	$(51,214)	$(23,468)